Schedule of Investments (unaudited) March 31, 2021	BlackRock Innovation & Growth Trust (BIGZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Axon Enterprise, Inc.(a)	101,738	$14,489,526
HEICO Corp.	15,469	1,946,000

		16,435,526

Auto Components — 0.3%
Fox Factory Holding Corp.(a)	100,917	12,822,514

Biotechnology — 0.3%
Invitae Corp.(a)	382,042	14,597,825

Building Products — 0.1%
AZEK Co., Inc.(a)	83,324	3,503,774

Chemicals — 1.0%
Amyris, Inc.(a)	2,330,471	44,511,996

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(a)	22,933	3,931,863

Electronic Equipment, Instruments & Components — 0.2%
908 Devices, Inc.(a)	47,100	2,284,350
Halma PLC	265,774	8,695,236

		10,979,586

Entertainment — 0.2%
Kahoot! AS(a)	694,756	7,797,261

Equity Real Estate Investment Trusts (REITs) — 0.2%
Innovative Industrial Properties, Inc.	22,731	4,095,217
Rexford Industrial Realty, Inc.	77,849	3,923,590

		8,018,807

Food Products(a) — 0.3%
Freshpet, Inc.	60,700	9,639,767
Vital Farms, Inc.	156,135	3,409,988

		13,049,755

Health Care Equipment & Supplies(a) — 0.3%
Eargo, Inc.	97,237	4,856,988
Masimo Corp.	31,543	7,244,166
Outset Medical, Inc.	46,539	2,531,256

		14,632,410

Health Care Providers & Services — 0.1%
Hims & Hers Health Inc.(a)	186,533	2,467,832

Health Care Technology(a) — 1.1%
American Well Corp., Class A	490,355	8,517,466
Certara, Inc.	282,720	7,718,256
Health Catalyst, Inc.	28,000	1,309,560
Phreesia, Inc.	564,660	29,418,786

		46,964,068

Hotels, Restaurants & Leisure — 0.9%
Kambi Group PLC(a)	205,189	10,910,897
Penn National Gaming, Inc.(a)	211,092	22,130,885
Planet Fitness, Inc., Class A(a)	62,549	4,835,038
Wingstop, Inc.	28,224	3,589,246

		41,466,066

IT Services(a) — 1.1%
Globant SA	7,257	1,506,626
Wix.com Ltd.	161,985	45,229,451

		46,736,077

Security	Shares	Value

Life Sciences Tools & Services — 0.8%
Bio-Techne Corp.	91,177	$34,823,232
Seer, Inc.(a)	38,449	1,923,219

		36,746,451

Road & Rail — 0.0%
Saia, Inc.(a)	9,106	2,099,661

Semiconductors & Semiconductor Equipment — 0.2%
Entegris, Inc.	78,433	8,768,809

Software(a) — 2.1%
Avalara, Inc.	313,803	41,870,734
Blackline, Inc.	96,911	10,505,152
Five9, Inc.	140,859	22,020,488
Lightspeed POS Inc.	224,477	14,099,400
Paylocity Holding Corp.	35,183	6,326,959

		94,822,733

Specialty Retail(a) — 0.2%
Leslie’s Inc.	76,900	1,883,281
Vroom Inc.	153,480	5,984,185

		7,867,466

Total Common Stocks — 9.9% (Cost: $432,611,485)		438,220,480

Investment Companies

Equity Funds(b) — 7.1%
iShares Russell 2000 Growth ETF	330,000	99,244,200
iShares Russell Mid-Cap Growth ETF	2,110,000	215,346,600

		314,590,800

Total Investment Companies — 7.1% (Cost: $310,719,458)		314,590,800

Total Long-Term Investments — 17.0% (Cost: $743,330,943)		752,811,280

Short-Term Securities

Money Market Funds — 97.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(b)(c)	4,282,400,764	4,282,400,764

Total Short-Term Securities — 97.1% (Cost: $4,282,400,764)		4,282,400,764

Total Investments Before Options Written — 114.1% (Cost: $5,025,731,707)		5,035,212,044

Options Written — (0.2)% (Premiums Received: $(11,649,124))		(9,642,577)

Total Investments, Net of Options Written — 113.9% (Cost: $5,014,082,583)		5,025,569,467

Liabilities in Excess of Other Assets — (13.9)%		(614,310,903)

Net Assets — 100.0%		$4,411,258,564

(a)	Non-income producing security.
(b)	Affiliate of the Trust.
(c)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Innovation & Growth Trust (BIGZ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/30/21(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$4,282,400,764	(b)	$—	$—	$—	$4,282,400,764	4,282,400,764	$5,861	$—
iShares Russell 2000 Growth ETF	—	99,061,149		—	—	183,051	99,244,200	330,000	—	—
iShares Russell Mid-Cap Growth ETF	—	211,658,309		—	—	3,688,291	215,346,600	2,110,000	—	—

					$—	$3,871,342	$4,596,991,564		$5,861	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
10X Genomics, Inc., Class A	349	04/16/21	USD	165.00	USD	6,317	$ (139,600)
10X Genomics, Inc., Class A	338	04/16/21	USD	175.00	USD	6,118	(215,475)
8X8, Inc.	521	04/16/21	USD	30.00	USD	1,690	(23,445)
Adaptive Biotechnologies Corp.	477	04/16/21	USD	35.00	USD	1,920	(23,850)
American Well Corp., Class A	869	04/16/21	USD	15.00	USD	1,509	(21,725)
Amyris, Inc.	2,553	04/16/21	USD	16.00	USD	4,876	(108,502)
Amyris, Inc.	2,474	04/16/21	USD	18.00	USD	4,725	(253,585)
Avalara, Inc.	474	04/16/21	USD	120.00	USD	6,325	(56,880)
Axon Enterprise, Inc.	464	04/16/21	USD	130.00	USD	6,608	(91,640)
AZEK Co., Inc., Class A	1,113	04/16/21	USD	40.00	USD	4,680	(61,215)
Bill.Com Holdings, Inc.	308	04/16/21	USD	135.00	USD	4,481	(95,480)
Bio-Techne Corp.	148	04/16/21	USD	360.00	USD	5,653	(41,070)
Bio-Techne Corp.	143	04/16/21	USD	380.00	USD	5,462	(117,260)
Blackline, Inc.	298	04/16/21	USD	100.00	USD	3,230	(32,780)
Bright Horizons Family Solutions, Inc.	210	04/16/21	USD	160.00	USD	3,600	(27,825)
Brooks Automations, Inc.	327	04/16/21	USD	75.00	USD	2,670	(38,423)
Brooks Automations, Inc.	317	04/16/21	USD	77.50	USD	2,588	(60,230)
Celsius Holdings, Inc.	449	04/16/21	USD	40.00	USD	2,157	(26,940)
Certara, Inc.	2,428	04/16/21	USD	25.00	USD	6,628	(127,470)
Chart Industries, Inc.	277	04/16/21	USD	125.00	USD	3,943	(69,250)
Chart Industries, Inc.	268	04/16/21	USD	135.00	USD	3,815	(79,730)
Chegg, Inc.	506	04/16/21	USD	80.00	USD	4,334	(58,190)
CREE, Inc.	209	04/16/21	USD	95.00	USD	2,260	(22,468)
Eargo, Inc.	980	04/16/21	USD	40.00	USD	4,895	(110,250)
Eargo, Inc.	950	04/16/21	USD	45.00	USD	4,745	(163,875)
Entegris, Inc.	594	04/16/21	USD	100.00	USD	6,641	(40,095)
Everbridge, Inc..	155	04/16/21	USD	110.00	USD	1,878	(44,950)
Everbridge, Inc.	151	04/16/21	USD	115.00	USD	1,830	(41,148)
Five9, Inc.	351	04/16/21	USD	145.00	USD	5,487	(64,935)
Five9, Inc.	340	04/16/21	USD	150.00	USD	5,315	(103,700)
Fox Factory Holding Corp.	411	04/16/21	USD	120.00	USD	5,222	(76,035)
Fox Factory Holding Corp.	399	04/16/21	USD	125.00	USD	5,070	(141,645)
Freshpet, Inc.	393	04/16/21	USD	155.00	USD	6,241	(116,917)
Freshpet, Inc.	406	04/16/21	USD	149.00	USD	6,448	(44,045)
Globant SA	189	04/16/21	USD	190.00	USD	3,924	(53,865)
Globant SA	183	04/16/21	USD	200.00	USD	3,799	(95,160)
Guardant Health, Inc.	319	04/16/21	USD	130.00	USD	4,870	(11,963)
Guardant Health, Inc.	309	04/16/21	USD	145.00	USD	4,717	(88,065)
Halozyme Therapeutics, Inc.	883	04/16/21	USD	40.00	USD	3,681	(245,032)
Halozyme Therapeutics, Inc.	856	04/16/21	USD	41.00	USD	3,569	(250,380)

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Innovation & Growth Trust (BIGZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Health Catalyst, Inc.	899	04/16/21	USD	45.00	USD	4,205	$(110,127)
Heico Corp.	586	04/16/21	USD	120.00	USD	7,372	(57,135)
Hims Hers Health, Inc., Class A	1,213	04/16/21	USD	11.67	USD	1,605	(31,470)
Inmode Ltd.	318	04/16/21	USD	65.00	USD	2,301	(25,440)
Inmode Ltd.	309	04/16/21	USD	70.00	USD	2,236	(63,345)
Innovative Industrial Properties, Inc.	94	04/16/21	USD	170.00	USD	1,694	(24,440)
Innovative Industrial Properties, Inc.	91	04/16/21	USD	175.00	USD	1,640	(38,220)
Invitae Corp.	697	04/16/21	USD	30.00	USD	2,663	(19,168)
Invitae Corp.	675	04/16/21	USD	35.00	USD	2,579	(81,000)
Lattice Semiconductor Corp.	568	04/16/21	USD	40.00	USD	2,557	(19,880)
Leslies, Inc.	1,347	04/16/21	USD	20.00	USD	3,299	(20,205)
Lightspeed POS Inc.	839	04/16/21	USD	55.00	USD	5,270	(65,023)
Lightspeed POS Inc.	813	04/16/21	USD	60.00	USD	5,107	(160,567)
Masimo Corp.	234	04/16/21	USD	220.00	USD	5,374	(50,895)
Masimo Corp.	227	04/16/21	USD	225.00	USD	5,213	(90,232)
Mercury Systems, Inc.	230	04/16/21	USD	67.00	USD	1,625	(25,583)
Monolithic Power Systems, Inc.	156	04/16/21	USD	330.00	USD	5,510	(54,210)
Monolithic Power Systems, Inc.	152	04/16/21	USD	340.00	USD	5,369	(95,760)
Natera, Inc.	242	04/16/21	USD	90.00	USD	2,457	(67,760)
Natera, Inc.	235	04/16/21	USD	95.00	USD	2,386	(51,113)
NCINO, Inc.	573	04/16/21	USD	60.00	USD	3,823	(73,057)
NCINO, Inc.	555	04/16/21	USD	65.00	USD	3,703	(167,887)
Paylocity Holding Corp.	294	04/16/21	USD	165.00	USD	5,287	(87,465)
Paylocity Holding Corp.	285	04/16/21	USD	175.00	USD	5,125	(131,100)
Penn National Gaming, Inc.	524	04/16/21	USD	95.00	USD	5,494	(119,734)
Phreesia, Inc.	1,130	04/16/21	USD	50.00	USD	5,887	(124,300)
Planet Fitness, Inc., Class A	476	04/16/21	USD	72.50	USD	3,680	(41,650)
Planet Fitness, Inc., Class A	461	04/16/21	USD	75.00	USD	3,564	(72,608)
Q2 Holdings, Inc.	105	04/16/21	USD	95.00	USD	1,052	(13,388)
Q2 Holdings, Inc.	102	04/16/21	USD	100.00	USD	1,022	(30,855)
Repligen Corp.	190	04/16/21	USD	180.00	USD	3,694	(31,350)
Repligen Corp.	185	04/16/21	USD	190.00	USD	3,597	(83,250)
Rexford Industrial Realty, Inc.	326	04/16/21	USD	50.00	USD	1,643	(25,265)
Saia, Inc.	172	04/16/21	USD	220.00	USD	3,966	(51,600)
Seer, Inc., Class A	504	04/16/21	USD	40.00	USD	2,521	(30,240)
Seer, Inc., Class A	488	04/16/21	USD	45.00	USD	2,441	(79,300)
Shoals Technilogies Group, Inc., Class A	994	04/16/21	USD	30.00	USD	3,457	(62,125)
Shoals Technilogies Group, Inc., Class A	963	04/16/21	USD	35.00	USD	3,349	(272,047)
Vital Farms, Inc.	622	04/16/21	USD	20.00	USD	1,358	(17,105)
Vonage Holdings, Corp.	1,515	04/16/21	USD	11.00	USD	1,791	(22,725)
Vroom Inc.	1,710	04/16/21	USD	35.00	USD	6,667	(98,325)
Wingstop, Inc.	232	04/16/21	USD	115.00	USD	2,950	(17,980)
Wingstop, Inc.	224	04/16/21	USD	125.00	USD	2,849	(70,560)
Wix.com Ltd.	175	04/16/21	USD	240.00	USD	4,886	(17,063)
Wix.com Ltd.	170	04/16/21	USD	270.00	USD	4,747	(110,500)
Avalara, Inc.	459	04/22/21	USD	125.00	USD	6,124	(144,601)
Bill.Com Holdings, Inc.	298	04/22/21	USD	138.00	USD	4,336	(126,650)
Blackline, Inc.	289	04/22/21	USD	105.00	USD	3,133	(76,585)
Chegg, Inc.	490	04/22/21	USD	81.75	USD	4,197	(104,370)
Phreesia, Inc.	1,096	04/22/21	USD	50.00	USD	5,710	(128,232)
Rexford Industrial Realty, Inc.	316	04/22/21	USD	50.00	USD	1,593	(21,804)
Saia, Inc.	167	04/22/21	USD	225.00	USD	3,851	(62,291)
Vital Farms, Inc.	603	04/22/21	USD	21.00	USD	1,317	(42,813)
Vonage Holdings, Corp.	1,468	04/22/21	USD	11.25	USD	1,735	(29,360)
Vroom Inc.	1,657	04/22/21	USD	37.50	USD	6,461	(222,038)
8X8, Inc.	505	04/23/21	USD	31.00	USD	1,638	(50,500)
CREE, Inc.	202	04/23/21	USD	101.00	USD	2,184	(55,045)
Hims Hers Health, Inc., Class A	1,176	04/23/21	USD	12.67	USD	1,556	(91,728)
Lattice Semiconductor Corp.	551	04/23/21	USD	43.30	USD	2,481	(67,387)
Leslies, Inc.	1,305	04/23/21	USD	23.30	USD	3,196	(137,025)
Mercury Systems, Inc.	223	04/23/21	USD	69.00	USD	1,576	(38,133)
Penn National Gaming, Inc.	508	04/23/21	USD	103.00	USD	5,326	(328,930)

							$(8,215,637)

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Innovation & Growth Trust (BIGZ)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
908 Devices, Inc.	Citibank N.A.	84,800	04/16/21	USD	42.25	USD	4,113	$(134,640)
Outset Medical, Inc.	JPMorgan Chase Bank N.A.	65,300	04/16/21	USD	49.00	USD	3,552	(34,058)
Adaptive Biotechnologies Corp.	JPMorgan Chase Bank N.A.	46,300	04/22/21	USD	39.70	USD	1,864	(94,744)
American Well Corp., Class A	Barclays Bank PLC	84,300	04/22/21	USD	17.18	USD	1,464	(78,989)
Axon Enterprise, Inc.	Barclays Bank PLC	45,000	04/22/21	USD	138.77	USD	6,409	(201,505)
AZEK Co., Inc., Class A	JPMorgan Chase Bank N.A.	107,800	04/22/21	USD	40.90	USD	4,533	(109,094)
Bright Horizons Family Solutions, Inc.	Barclays Bank PLC	20,400	04/22/21	USD	167.09	USD	3,498	(60,443)
Celsius Holdings, Inc.	Barclays Bank PLC	43,600	04/22/21	USD	46.77	USD	2,095	(125,930)
Entegris, Inc.	Barclays Bank PLC	57,600	04/22/21	USD	109.01	USD	6,440	(145,002)
Outset Medical, Inc..	Citibank N.A.	63,300	04/22/21	USD	53.83	USD	3,443	(115,453)
908 Devices, Inc.	JPMorgan Chase Bank N.A.	82,200	04/23/21	USD	47.38	USD	3,987	(255,634)
Health Catalyst, Inc.	Barclays Bank PLC	87,100	04/23/21	USD	46.23	USD	4,074	(71,448)

								$(1,426,940)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$16,435,526	$—	$—	$16,435,526
Auto Components	12,822,514	—	—	12,822,514
Biotechnology	14,597,825	—	—	14,597,825
Building Products	3,503,774	—	—	3,503,774

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Innovation & Growth Trust (BIGZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Chemicals	$44,511,996	$—	$—	$44,511,996
Diversified Consumer Services.	3,931,863	—	—	3,931,863
Electronic Equipment, Instruments & Components	2,284,350	8,695,236	—	10,979,586
Entertainment	—	7,797,261	—	7,797,261
Equity Real Estate Investment Trusts (REITs)	8,018,807	—	—	8,018,807
Food Products	13,049,755	—	—	13,049,755
Health Care Equipment & Supplies	14,632,410	—	—	14,632,410
Health Care Providers & Services	2,467,832	—	—	2,467,832
Health Care Technology	46,964,068	—	—	46,964,068
Hotels, Restaurants & Leisure	41,466,066	—	—	41,466,066
IT Services	46,736,077	—	—	46,736,077
Life Sciences Tools & Services	36,746,451	—	—	36,746,451
Road & Rail	2,099,661	—	—	2,099,661
Semiconductors & Semiconductor Equipment	8,768,809	—	—	8,768,809
Software	94,822,733	—	—	94,822,733
Specialty Retail	7,867,466	—	—	7,867,466
Investment Companies	314,590,800	—	—	314,590,800
Short-Term Securities
Money Market Funds	4,282,400,764	—	—	4,282,400,764

	$5,018,719,547	$16,492,497	$—	$5,035,212,044

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(6,821,522)	$ (2,821,055)	$—	$(9,642,577)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

SCHEDULE OF INVESTMENTS	5